Acquisitions and Divestitures - Sale of China Business - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended
	May 16, 2016	Apr. 26, 2016	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Net loss from discontinued operations			$ (2,797)	$ (339,369)
China Business [member]
Disclosure of detailed information about business combination [line items]
Net loss from discontinued operations				(339,369)
Loss on sale of assets held for sale				$ (351,234)
Working capital adjustment			$ 2,800
China Business [member] | Jinfeng [member]
Disclosure of detailed information about business combination [line items]
Percentage of interests in a subsidiary		82.00%
Proceeds from sale of interests in subsidiary		$ 300,000
China Business [member] | White Mountain, Tanjianshan and Eastern Dragon [member]
Disclosure of detailed information about business combination [line items]
Proceeds from sale of interests in subsidiary	$ 600,000